Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset	$ 600,000	$ 600,000
Accounts receivable	16,046,862	13,537,896		17,236,384
Financial assets included in deposits and other receivables	712,626	639,444
Pledged bank deposits	184,449	185,336		188,745
Cash and cash equivalents	30,172,966	42,521,520	$ 56,497,277	68,641,016	$ 24,077,695	$ 9,190,286
Financial assets at amortised cost	47,716,903	57,484,196		$ 86,874,824
Financial asset at fair value through other comprehensive (loss)/income [Member]
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset	600,000	600,000
Accounts receivable
Financial assets included in deposits and other receivables
Pledged bank deposits
Cash and cash equivalents
Financial assets at amortised cost	600,000	600,000
Financial assets at amortized cost [Member]
Financial Instruments by Category - Schedule of Financial Assets at Amortized Cost (Details) [Line Items]
Non-current financial asset
Accounts receivable	16,046,862	13,537,896
Financial assets included in deposits and other receivables	712,626	639,444
Pledged bank deposits	184,449	185,336
Cash and cash equivalents	30,172,966	42,521,520
Financial assets at amortised cost	$ 47,116,903	$ 56,884,196